Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) - Schedule of Comprehensive Loss Attributable to Non-Redeemable and Redeemable Non-Controlling Interest $ in Thousands	1 Months Ended
Jun. 30, 2023 USD ($)
Class A OpCo Units [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) - Schedule of Comprehensive Loss Attributable to Non-Redeemable and Redeemable Non-Controlling Interest [Line Items]
Comprehensive Loss	$ (110,586)
Redeemable non-controlling interest percentage of common units	64.80%
Comprehensive loss attributable to common units	$ (71,660)
Class B OpCo Units [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) - Schedule of Comprehensive Loss Attributable to Non-Redeemable and Redeemable Non-Controlling Interest [Line Items]
Comprehensive Loss	$ (110,586)
Redeemable non-controlling interest percentage of common units	3.20%
Comprehensive loss attributable to common units	$ (3,539)